Risk Report - Credit Risk Exposure - Parenthetical Information Credit Exposure (Detail:Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Exposure [Abstract]
Credit derivative notional sold and credit derivative notional bought protection, not included in Maximum exposure to credit risk	€ 597,900.0	€ 540,100.0
Traded bonds included in "Trading assets"	€ 120,000.0	€ 112,500.0
Of which: [Abstract]
Investment-Grade in % (more than)	82.00%	85.00%
Stage 3 and stage 3 POCI loans at amortized cost	€ 15,600.0	€ 13,400.0
Stage 3 and stage 3 POCI loans at fair value through OCI	60.7	44.2
Stage 3 and stage 3 POCI off-balance sheet exposure	2,200.0	2,300.0
Stage 3 and stage 3 POCI debt securities at amortized cost	41.6	39.5
Stage 3 and stage 3 POCI debt securities at fair value through OCI	25.6	1.5
Overall movement in maximum exposure to credit risk	106,000.0
thereof movement in loans at amortized cost	5,100.0
Thereof Movement In Positive Market Values From Derivatives Financial Instruments	39,900.0
Thereof Movement In Financial Assets At Fair Value Through OCI	6,500.0
thereof movements in cash and central bank and interbank balances	30,900.0
thereof movement in central bank funds sold and securities purchased	26,100.0
thereof movement in securities purchased under resale agreement at FVTPL	22,800.0
Thereof movement in off Balance Sheet exposure	22,600.0
thereof movements in trading assets	11,300.0
Total main credit exposure movement	101,500.0
thereof in Investment Bank	80,700.0
thereof in Corporate Bank	27,500.0
thereof in Private Bank	6,400.0
Credit Exposure in financial and insurance activities divided by client classification
of which Corporates including Holding Companies	108,000.0	96,000.0
of which Corporates including AssetBacked Securities	49,000.0	44,000.0
of which Banks	66,000.0	55,000.0
of which Insurance	9,000.0	13,000.0
of which Financial Intermediaries	15,000.0	10,000.0
of which Public Sector	17,000.0	16,000.0
Credit Exposure in Real Estate activities in non recourse commercial rest estate	€ 36,000.0	€ 38,000.0
LTV ratios adhered to at loan origination in percent	75.00%
Credit exposure to 10 largest counterparties accounted in percent	11.00%	12.00%
Total loan credit exposure across applicable measurement categories	€ 133,400.0
Total repo and repo style transactions credit exposure across applicable measurement categories	147,400.0
Total off-balance sheet activites credit exposure across applicable measurement categories	€ 130,400.0